CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS		6 Months Ended
		Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue		¥ 8,274,218	$ 1,219,469	¥ 9,383,590
Cost of revenue		5,733,766	845,053	5,708,984
Gross profit		2,540,452	374,416	3,674,606
OPERATING EXPENSES
Selling expenses		4,466,752	658,318	317,169
General and administrative expenses		48,848,922	7,199,440	7,490,194
Research and development expenses		1,547,422	228,062	873,959
Total operating expenses		54,863,096	8,085,820	8,681,322
LOSS FROM OPERATIONS		(52,322,644)	(7,711,404)	(5,006,716)
OTHER INCOME (EXPENSES)
Interest income		189	28	442
Interest expenses		(279,730)	(41,227)	(109,609)
Other income, net		1,197,824	176,537	572,740
Total other income, net		918,283	135,338	463,573
LOSS BEFORE INCOME TAXES		(51,404,361)	(7,576,066)	(4,543,143)
INCOME TAXES BENEFIT		(856,578)	(126,244)	(197,766)
NET LOSS		(50,547,783)	(7,449,822)	(4,345,377)
Less: net income (loss) attributable to non-controlling interest		91,557	13,494	(136,063)
NET LOSS ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS		(50,456,226)	(7,436,328)	(4,481,440)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(1,707,248)	(251,617)	(678,443)
TOTAL COMPREHENSIVE LOSS		(52,255,031)	(7,701,439)	(5,023,820)
Less: comprehensive income (loss) attributable to non-controlling interest		91,557	13,494	(136,063)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS		¥ (52,163,474)	$ (7,687,945)	¥ (5,159,883)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic (per share) | (per share)	[1]	¥ (39.87)	$ (5.88)	¥ (365.27)
Diluted (per share) | (per share)		¥ (39.87)	$ (5.88)	¥ (365.27)
Weighted average number of shares outstanding
Basic (in shares)		1,265,627	1,265,627	12,269
Diluted (in shares)		1,265,627	1,265,627	12,269

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, The